Issued capital (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Issued Capital

	Consolidated
	30 June 2024	30 June 2023	30 June 2024	30 June 2023
	Shares	Shares	US$’000	US$’000

Ordinary shares - Issued capital	186,367,686	64,747,477	1,764,289	965,857

Movements in Ordinary Share Capital
Movements in ordinary share capital

Details	Date	Shares	US$’000

Opening balance as at	1 July 2022	53,028,867	926,581
Shares issued under Committed Equity Facility		11,089,357	39,939
Unpaid shares issued under Committed Equity Facility		364,967	1,642
Shares issued for services		260,286	500
Equity settled share-based payments		4,000	15
Capital raise costs, net of tax		-	(2,820)

Opening balance as at	1 July 2023	64,747,477	965,857
Shares issued under Committed Equity Facility		12,887,814	51,417
Shares issued under ATM Facility		108,063,868	771,438
Shares issued for services		106,687	319
Share based payment - employees		561,840	1,397
Capital raise costs, net of tax			(26,139)

Closing balance as at	30 June 2024	186,367,686	1,764,289